EGShares Brazil Infrastructure ETF
EGShares Brazil Infrastructure ETF

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated February 4, 2014 to the Prospectus dated July 29, 2013, for EGShares Brazil Infrastructure ETF (Ticker: BRXX)

The investment objective for the EGShares Brazil Infrastructure ETF is revised as follows:

“EGShares Brazil Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Brazil Infrastructure Extended Index (the “BRXX Underlying Index”).”

The following replaces in its entirety the disclosure appearing in the last paragraph under “FUND SUMMARIES – EGShares Brazil Infrastructure ETF – Principal Investment Strategies”:

“The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BRXX Underlying Index is concentrated.  The BRXX Underlying Index is a free-float market capitalization-weighted stock market index comprised of 30 leading companies that FTSE determines to be representative of Brazil’s infrastructure industries.”

All references under the sections entitled “FUND SUMMARIES – EGShares Brazil Infrastructure ETF – Principal Investment Strategies” and “– Principal Risks” to “Brazil Infrastructure Underlying Index” are replaced with “BRXX Underlying Index.”

The following replaces in its entirety the second paragraph under “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS –  Investment Strategies - Concentration”:

“Infrastructure investments generally include, among other industries and sectors, companies that conduct their business in construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunications services. In determining whether a publicly traded firm belongs to the infrastructure sector, each Underlying Index, except the BRXX Underlying Index, relies on the INDXX Sectoral Classification System, which is a detailed structure to classify companies as per the sector and subsector. The process allocates companies to the sector whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine whether it belongs to a particular sector. “

The following replaces in its entirety the disclosure appearing in the last paragraph under “HOW TO BUY AND SELL SHARES – Share Trading Prices”:

“FTSE International Limited (“FTSE”), S&P Dow Jones Indices, their affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.”

The following replaces in its entirety the disclosure appearing under “INDEX PROVIDER”:

“INDEX PROVIDERS

Each Underlying Index, except the BRXX Underlying Index, is compiled by INDXX, LLC (“INDXX”) (the “INDXX Underlying Indices”). INDXX is not affiliated with the Funds or EGA. Each Fund, except the EGShares Brazil Infrastructure ETF, is entitled to use its corresponding Underlying Index pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each INDXX Underlying Index (the “INDXX Index Calculation Agent”). The INDXX Index Calculation Agent is responsible for the management of the day-to-day operations of the INDXX Underlying Indices, including calculating the value of each INDXX Underlying Index every 15 seconds, widely disseminating the INDXX Underlying Index values every 15 seconds and tracking corporate actions resulting in INDXX Underlying Index adjustments.

The BRXX Underlying Index is compiled by FTSE.  FTSE is not affiliated with the Funds or EGA.  EGShares Brazil Infrastructure ETF is entitled to use the BRXX Underlying Index pursuant to a sublicensing  arrangement with EGA, which in turn has a licensing agreement with FTSE.  FTSE or its agent also serves as calculation agent for the BRXX Underlying Index (the “FTSE Index Calculation Agent”).  The FTSE Index Calculation Agent is responsible for the management of the day-to-day operations of the BRXX Underlying Index, including calculating the value of the BRXX Underlying Index every 15 seconds, widely disseminating the BRXX Underlying Index values every 15 seconds and tracking corporate actions resulting in BRXX Underlying Index adjustments.

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the INDXX Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the INDXX Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

The EGShares Brazil Infrastructure ETF is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the BRXX Underlying Index (upon which the EGShares Brazil Infrastructure ETF is based), (ii) the figure at which the BRXX Underlying Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the BRXX Underlying Index for the purpose to which it is being put in connection with the EGShares Brazil Infrastructure ETF.  None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the BRXX Underlying Index to EGA or to its clients.  The BRXX Underlying Index is calculated by FTSE or its agent.  None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the BRXX Underlying Index vest in FTSE.  “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.”

The following replaces in its entirety the disclosure appearing under “THE INDXX INDICES”:

“THE FTSE AND INDXX INDICES

The Underlying Indices are free-float market capitalization weighted indices comprised of emerging market companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms across the developing world. Each Underlying Index is rebalanced annually. INDXX serves as the calculation agent for each Index except the BRXX Underlying Index. FTSE serves as the calculation agent for the BRXX Underlying Index. The value of each Underlying Index will be disseminated on a daily basis under the following tickers:

Underlying Indices	Ticker
INDXX India Infrastructure Index	IINXX
INDXX China Infrastructure Index	ICHXX
INDXX India Small Cap Index	ISCIN
INDXX China Mid Cap Index	ICHMC
INDXX Brazil Mid Cap Index	IBZMC
FTSE Brazil Infrastructure Extended Index	IBRXXT

The index universe (“Index Universe”) for the Underlying Indices is defined as all publicly traded stocks domiciled in China, India or Brazil, as applicable. Specific criteria related to individual indices are applied to the Index Universe. The Index Universe for issues is subject to the following two exceptions: (i) Indian Companies in the Underlying India Indices must be traded on more than one exchange; and (ii) the Underlying China Indices exclude local China shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

Specific criteria related to individual indices are applied to the Index Universe.”